Variable Interest Entity (Details) - Schedule of VIEs’ Consolidated Assets and Liabilities - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity (Details) - Schedule of VIEs’ Consolidated Assets and Liabilities [Line Items]
Current asset:	$ 31,192,241	$ 34,200,319
Property and equipment, net	9,168,627	9,417,777
Other noncurrent assets	1,100,961	1,049,683
Total assets	41,461,829	44,667,779
Total liabilities	(2,437,839)	(4,047,943)
Total net assets	39,023,990	40,619,836
Current liabilities:
Accounts payable	1,504,171	2,889,312
Accounts payable – related parties	27,885	28,727
Deferred revenue	181,930	449,037
Other payables and accrued liabilities	711,361	667,495
Taxes payable	12,492	13,372
Total liabilities	$ 2,437,839	$ 4,047,943